Note 6 - Investment Securities Available for Sale (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3	12
Percentage of Aggregate Depreciation Held by Debt Securities	2.21%
Other than Temporary Impairment Losses, Investments	$ 0	$ 0